Components of Deferred Tax Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Allowance for doubtful accounts	$ 307	$ 540
Net operating loss	7,141	10,444
Unfavorable contract liability		211
Other temporary assets	399	909
Total gross deferred tax assets	7,847	12,104
Deferred tax liabilities ("DTL")
Deferred compensation	768	2,915
Difference between the assigned values and the tax basis of assets and liabilities recognized in purchase	28,871	90,766
Debt issue cost	2,353	8,513
Other temporary liabilities	(333)	218
Total gross deferred tax liabilities	31,659	102,412
Deferred tax liability, net	$ (23,812)	$ (90,308)